INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Net loss from continuing operations before income taxes	$ (510)	$ 7,680
Combined statutory tax rate	27.00%	27.00%
Income tax expense (recovery) at the Canadian statutory rate	$ (138)	$ 2,074
Reconciling items:
Effect of difference in foreign tax rates	57	326
Non-deductible/non-taxable items	892	1,205
Change in unrecognized deductible temporary differences	(334)	1,169
Impact of foreign exchange	(1,574)	(351)
Special mining duties	157	385
Revisions to estimates	(19)	(215)
Share issue costs	(136)	(3)
Other items	43	(6)
Income tax expense recognized in the year	$ (1,052)	$ 4,584